Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangiable Assets and Accumulated Amortization

Intangible assets and the related accumulated amortization are summarized as follows:

	Successor			Predecessor
	As of March 31, 2018 (Unaudited)			As of December 31, 2017
	Gross Carrying Amount	Accumulated Amortization	Net Asset Value	Gross Carrying Amount	Accumulated Amortization	Net Asset Value
Amortizable intangible assets:
Manufacturer relationships	$29,000	$100	$28,900	$11,100	$3,238	$7,862
Customer relationships	9,100	32	9,068	1,300	1,300	-
	38,100	132	37,968	12,400	4,538	7,862
Non-amortizable intangible assets:
Trade names and trademarks	30,100	-	30,100	18,000	-	18,000
	$68,200	$132	$68,068	$30,400	$4,538	$25,862

Intangible assets and the related accumulated amortization are summarized as follows:

	As of December 31,
	2017			2016
	Gross Carrying Amount	Accumulated Amortization	Net Asset Value	Gross Carrying Amount	Accumulated Amortization	Net Asset Value
Amortizable intangible assets:
Manufacturer relationships	$11,100	$3,238	$7,862	$11,100	$2,494	$8,606
Customer database	1,300	1,300	-	1,300	1,300	-
	12,400	4,538	7,862	12,400	3,794	8,606
Non-amortizable intangible assets:
Trade names and trademarks	18,000	-	18,000	18,000	-	18,000
	$30,400	$4,538	$25,862	$30,400	$3,794	$26,606

Schedule of Amortization Expense

Amortization expense amounted to the amounts set forth in the table below (unaudited):

	Successor	Predecessor
	March 15, 2018 to March 31, 2018	January 1, 2018 to March 14, 2018	January 1, 2017 to March 31, 2017
Amortization	$132	$154	$187

Schedule of Estimated Future Amortization	Estimated future amortization expense is as follows:
Years ending
2018 (9 months)	$2,381
2019	3,175
2020	3,175
2021	3,175
2022	3,175
Thereafter	22,887
$37,968
Estimated future amortization expense is as follows:
Years ending December 31,
2018	$746
2019	746
2020	746
2021	746
2022	746
Thereafter	4,132
$7,862